Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A Shares
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Class A Shares
Trading Symbol	SEMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	1.12%
[1]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Net Assets	$ 358,390,228
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$358,390,228
Number of Holdings	170
Portfolio Turnover	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026)* Sector Breakdown	[2]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Institutional Share Class
Trading Symbol	SEMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.87%
[3]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 358,390,228
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$358,390,228
Number of Holdings	170
Portfolio Turnover	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026)* Sector Breakdown	[4]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Investor Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Investor Share Class
Trading Symbol	SEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$56	1.12%
[5]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Net Assets	$ 358,390,228
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$358,390,228
Number of Holdings	170
Portfolio Turnover	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026)* Sector Breakdown	[6]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners Short Duration Fund
Class Name	Institutional Share Class
Trading Symbol	SEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$30	0.60%
[7]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 585,390,609
Holdings Count | $ / shares	184
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$585,390,609
Number of Holdings	184
Portfolio Turnover	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026)* Sector Breakdown	[8]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Investor Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners Short Duration Fund
Class Name	Investor Share Class
Trading Symbol	SEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$43	0.85%
[9]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 585,390,609
Holdings Count | $ / shares	184
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$585,390,609
Number of Holdings	184
Portfolio Turnover	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026)* Sector Breakdown	[10]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/

[1]
*	Annualized

[2]
*	Expressed as a percentage of net assets.

[3]
*	Annualized

[4]
*	Expressed as a percentage of net assets.

[5]
*	Annualized

[6]
*	Expressed as a percentage of net assets.

[7]
*	Annualized

[8]
*	Expressed as a percentage of net assets.

[9]
*	Annualized

[10]
*	Expressed as a percentage of net assets.